Leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases
Schedule of other Information Related to Leases

Other information related to leases were as follows (in thousands, except years and percentages):

Three Months Ended
March 31, 2021
Supplemental cash flow information:
Cash paid for operating leases included in operating cash flows	$1,119
ROU assets obtained in exchange for new operating lease liabilities	$340

March 31, 2021
Supplemental balance sheet information:
Other assets	$18,993
Total operating ROU assets	$18,993

Other current liabilities	$2,956
Other long-term liabilities	16,984
Total lease liabilities	$19,940

Weighted average remaining lease term (years)	6.48
Weighted average discount rate	6.35%

Schedule of Maturities of Operating Lease Liabilities

As of March 31, 2021, maturities of lease liabilities were as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2021 (remaining nine months)	$145	$3,153
2022	14	3,463
2023	—	3,358
2024	—	3,459
2025	—	3,563
Thereafter	—	7,450
Total lease payments	159	$24,446
Less amount representing interest	(4)	(4,506)
Present value of lease liabilities	$155	$19,940

Schedule of Maturities of Finance Lease Liabilities

Years Ending December 31,	Finance Leases	Operating Leases
2021 (remaining nine months)	$145	$3,153
2022	14	3,463
2023	—	3,358
2024	—	3,459
2025	—	3,563
Thereafter	—	7,450
Total lease payments	159	$24,446
Less amount representing interest	(4)	(4,506)
Present value of lease liabilities	$155	$19,940